Related party payables and transaction - (Details) - CAD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Related party transaction amount		$ 223,623	$ 49,676
Related party transaction outstanding		22,563	8,325
Brie [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		48,000	0
Related party transaction outstanding		0	0
John Power [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		30,147	15,174
Related party transaction outstanding		5,147	8,325
David Goodman [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		10,000	0
John Hiner [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		0	0
Brian Power [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		0	0
Nemo [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	[1]	67,000	0
Related party transaction outstanding	[1]	0	0
Ty Minnick [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		48,476	34,502
Related party transaction outstanding		$ 7,416	$ 0

[1]	Includes geological services of $60,300 (2025 - $nil) for six months ended June 30, 2026